Related parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related parties

8	Related parties

The table below summarizes the balances and transactions with related parties:

	2022	2021

Assets
Trade receivables (a)	917	692
Other assets (b)	1,975	-
Total	2,892	692
Current	2,892	692
Non-current	-	-

Liabilities
Accounts payable to selling shareholders (c)	30,653	54,556
Total	30,653	54,556
Current	30,653	27,278
Non-current	-	27,278

	2022	2021	2020

Other income
UEPC (a)	477	752	104
	477	752	104
Lease
RVL Esteves Gestão Imobiliária S.A.	20,394	15,336	11,288
UNIVAÇO Patrimonial Ltda.	3,409	3,210	2,915
IESVAP Patrimonial Ltda.	4,920	4,560	3,470
	28,723	23,106	17,673

(a)	Refers to sales of educational content from Medcel to UEPC;
(b)	Refers to amounts to be reimbursed from Bertelsmann SE& Co. KGaA regarding the transaction on which the control of Afya was acquired;
(c)	Refers to amounts to be payable to our shareholder Nicolau Carvalho Esteves regarding the agreement to which Afya Brazil acquired the right to develop ITPAC Garanhuns medical school, a greenfield unit. The amount represents 50% of the transaction, due in two equal annual installments, adjusted by the CDI rate.

Lease agreements with RVL Esteves Gestão Imobiliária S.A.

Afya Brazil has entered into lease agreements with RVL Esteves Gestão Imobiliária S.A. (“RVL”), an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Esteves is an executive officer, as described below:

On June 21, 2016, RVL entered into lease agreements (as amended on April 26, 2018) with ITPAC Araguaína and ITPAC Porto, pursuant to which RVL agreed to lease campuses to those entities in the cities of Araguaína and Porto Nacional, both located in the State of Tocantins. The lease agreements are adjustable in accordance with the provisions of each lease agreement. The lease agreements are for an initial term of 20 years, and are renewable for an additional 20 years subject to the provisions of each lease agreement.

On November 1, 2016, RVL entered into a lease agreement with Afya Brazil, pursuant to which RVL agreed to lease to Afya Brazil certain offices located in the city of Nova Lima, State of Minas Gerais, where Afya Brazil’s principal executive offices are located. On February 9, 2019, the agreement was amended to extend lease terms and adjust the lease amounts, subject to certain discount conditions set forth in the lease agreement and adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of five years, and may be renewable for an additional five years subject to the provisions of the lease agreement.

On September 6, 2018, RVL entered into a lease agreement with ITPAC Araguaína, pursuant to which RVL agreed to lease to ITPAC the new ITPAC campus by RVL in the city of Palmas, State of Tocantins. The lease agreement is for an amount equal to 7.5% of the monthly revenue of ITPAC during the prior semester, and will be effective (and become due) once the new ITPAC campus becomes operational, subject to the provisions of the lease agreement. The lease agreement is for an initial term of 20 years and is renewable for an additional 20 years. As of December 31, 2022, the campus is fully operational.

On October 30, 2019, RVL entered into a lease agreement with IPTAN, pursuant to which RVL agreed to lease to IPTAN the new IPTAN medical campus, currently under construction by RVL in the city of Santa Inês, State of Maranhão. The lease agreement is for a monthly amount equal to (i) up to June 2020, R$12 and (ii) from July 2020 until March 2024, 6.5% of the monthly revenue of IPTAN during the prior semester, adjusted in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of 5 years starting when the campus becomes operational, and may be renewable for an additional 5 years subject to the provisions of the lease agreement. As of December 31, 2022, the campus is fully operational.

On August 02, 2021, RVL entered into a lease agreement with ITPAC Araguaína, pursuant to which RVL agreed to lease to ITPAC the new ITPAC Garanhuns medical campus, in the city of Garanhuns, State of Pernambuco. The lease agreement is for a monthly amount equal to (i) up to June 2022, R$40; (ii) from July 2022 until December 2028, 6.5% of the monthly revenue of ITPAC Garanhuns during the prior semester, adjusted in accordance with the provisions of the lease agreement; and (iii) as from January 2029, the monthly amount should be adjusted by the inflation rate (IPCA). The lease agreement is for a term of 20 years.

The lease payments in connection with the lease agreements with RVL totaled R$20,394, R$15,336 and R$11,288 in the years ended December 31, 2022, 2021 and 2020, respectively.

Lease agreement with UNIVAÇO Patrimonial Ltda.

On July 14, 2016, UNIVAÇO Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Ms. Rosângela Esteves is the chief executive officer, entered into a lease agreement with UNIVAÇO, a subsidiary of Afya Brazil, pursuant to which UNIVAÇO Patrimonial Ltda. agreed to lease the UNIVAÇO campus to UNIVAÇO, located in the city of Ipatinga, State of Minas Gerais. The lease agreement is adjustable in accordance with the provisions of the lease agreement. The lease agreement is for an initial term of 20 years, and is renewable for an additional 20 years subject to the provisions of the lease agreement. The lease payments in connection with this lease agreement totaled R$3,409, R$3,210 and R$2,915 in the years ended December 31, 2022, 2021 and 2020, respectively.

Lease agreement with IESVAP Patrimonial Ltda.

On April 25, 2018, IESVAP Patrimonial Ltda., an entity controlled by the shareholder Nicolau Carvalho Esteves and of which Mr. Renato Esteves is an executive officer, entered into a lease agreement with IESVAP, a subsidiary of Afya Brazil, pursuant to which IESVAP Patrimonial Ltda. agreed to lease the IESVAP campus to IESVAP located in the city of Parnaíba, State of Piauí. The lease agreement is for an amount equal to 7.5% of the monthly revenue of IESVAP until maturation. The lease agreement is for an initial term of 20 years, and is renewable for an additional 20 years subject to the provisions of the lease agreement. The lease payments in connection with this lease agreement totaled R$4,920, R$4,560 and R$3,470 in the years ended December 31, 2022, 2021 and 2020, respectively.

Key management personnel compensation

Key management personnel compensation included in the Company’s consolidated statement of income comprised the following:

	2022	2021	2020

Short-term employee benefits	13,564	11,933	9,629
Share-based compensation plan	13,116	20,251	23,989
	26,680	32,184	33,618

Compensation of the Company’s key management includes short-term employee benefits comprised by salaries, labor and social charges, and other ordinary short-term employee benefits. The costs of key management personnel are shared by the Company’s subsidiaries in accordance with internal policies. The amounts disclosed in the table above are the amounts recognized as an expense in general and administrative expenses during the reporting period related to key management personnel.

The executive officers participate in share-based compensation plans described in Note 16(b).